Related Parties	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Party [Abstract]
Related Parties
17.	RELATED PARTIES
The Company’s related parties include the Operator of the GK Mine, Dermot Desmond, Bottin and Vertigol Unlimited Company (“Vertigol”) (corporations ultimately beneficially owned by Dermot Desmond), key management and their close family members, and the Company’s directors. During the year ended December 31, 2018, Dermot Desmond and Bottin transferred all owned shares of the Company to Vertigol. Dermot Desmond, indirectly through Vertigol, is the ultimate beneficial owner of greater than 10% of the Company’s shares. Kennady Diamonds Inc. (“Kennady Diamonds”) was also a related party since the Company and Kennady Diamonds had a common member of key management, until the date of acquisition on April 13, 2018. International Investment and Underwriting Unlimited (“IIU”) is also a related party since it is ultimately beneficially owned by Mr. Dermot Desmond.
Related party transactions are recorded at their exchange amount, being the amount agreed to by the parties.
The Company had the following transactions and balances with its related parties including key management personnel including the Company’s directors, Dermot Desmond, Vertigol, IIU, the Operator of the GK Mine, and Kennady Diamonds. The transactions with key management personnel are in the nature of remuneration. The transactions with the Operator of the GK Mine relate to the funding of the Company’s interest in the GK Mine for the current year’s expenditures, capital additions, management fee, and production sales related to the 49% share of fancies and special diamonds. The transactions with Kennady Diamonds are for a monthly management fee charged by the Company for reimbursement of expenses paid on behalf of Kennady Diamonds. The transactions with IIU are for the director fees of the Chairman of the Company.
Between 2014 and 2018, the Company and De Beers signed agreements allowing De Beers (“the Operator”) to utilize De Beers’ credit facilities to issue reclamation and restoration security deposits to the federal and territorial governments. In accordance with these agreements, the Company agreed to a 3% fee annually for their share of the letters of credit issued. As at December 31, 2019, the Company’s share of the letters of credit issued were $23.3 million (2018 - $23.3 million).

Subsequent to the year ended December 31, 2019, the Company and De Beers signed an agreement to reduce the fee from 3% to 0.3%, annually, for their share of the letters of credit issued. Furthermore, on the same day, a resolution was passed by the joint venture management committee to establish a decommissioning fund, where the Company will fund $15 million in 2020, and $10 million for four years thereafter until the Company’s 49% share totaling $55 million is fully funded. The targeting funding over time will increase, dependent on future increases to the decommissioning and restoration liability (Note 9).
Failure to meet the obligations for cash calls to fund the Company’s share in the GK Mine may lead to dilution of the interest in the GK Mine.
The balances as at December 31, 2019 and 2018 were as follows:

	December 31,	December 31,

	2019	2018

Payable De Beers Canada Inc. as the operator of the GK Mine*	$12,316	$1,430

Payable to De Beers Canada Inc. for interest on letters of credit	353	352

Payable to key management personnel	567	57
*included in accounts payable and accrued liabilities

The transactions for the years ended December 31, 2019 and 2018 were as follows:

	Year ended	Year ended

	December 31, 2019	December 31, 2018

The total of the transactions:

Kennady Diamonds	$-	$30

International Investment and Underwriting	50	99

Remuneration to key management personnel	2,467	2,917

Diamonds sold to De Beers Canada Inc.	12,582	2,028

Diamonds purchased from De Beers Canada Inc.	16,775	29,774

Finance costs incurred from De Beers Canada Inc.	701	705

Assets purchased from De Beers Canada Inc.	42	-

Management fee charged by the Operator of the GK Mine	4,153	4,153

The remuneration expense of directors and other members of key management personnel for the years ended December 31, 2019 and 2018 were as follows:

	Year ended	Year ended

	December 31, 2019	December 31, 2018

Consulting fees, payroll, director fees, bonus and other short-term benefits	$1,903	$1,643

Share-based payments	614	1,324

	$2,517	$2,967
In accordance with International Accounting Standard 24
,
Related Parties, key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive)
of the Company. In addition to the directors of the Company, key management personnel include the CEO and CFO.